PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Composition of our Property and Equipment Balances
The following table shows the composition of our property and equipment balances at year-end 2013 and 2012:

($ in millions)	At Year-End 2013	At Year-End 2012
Land	$535	$590
Buildings and leasehold improvements	786	703
Furniture and equipment	789	854
Construction in progress	338	383
	2,448	2,530
Accumulated depreciation	(905)	(991)
	$1,543	$1,539

The following table shows the composition of these property and equipment balances that we recorded as capital leases:

($ in millions)	At Year-End 2013	At Year-End 2012
Land	$8	$30
Buildings and leasehold improvements	68	143
Furniture and equipment	37	38
Construction in progress	1	4
	114	215
Accumulated depreciation	(83)	(82)
	$31	$133